Financial Assets and Financial Liabilities - Summary of Equity Securities Measured at Fair Value Through Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income	€ (15.9)	€ (146.6)	€ 3.7
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income
Disclosure of financial assets [line items]
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income	€ (15.9)	€ (146.6)	€ 3.7